LISTING EXPENSES: - Schedule of listing expenses of one-time non-recurring nature (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 27, 2022	Dec. 31, 2022
LISTING EXPENSES:
Forward Purchase Agreement- Liabilities, Total Amount		$ (13,306)
Forward Purchase Agreement- Assets, Total Amount		$ 42,502
Endurance Acquisition Corp [Member]
LISTING EXPENSES:
Price Adjustment Shares, Quantity		27,500
Premium- SPAC shares, Quantity		14,800
Warrants, Quantity		18,630
Forward Purchase Agreement- Liabilities , Quantity		1,605
Price Adjustment Shares,Price		$ 7.73
Premium- SPAC shares, Price		10.11
Warrants, Price		0.22
Forward Purchase Agreement- Liabilities, Price		$ 8.29
Price Adjustment Shares, Total Amount	$ 212,675	$ 212,675
Premium- SPAC shares, Total Amount	$ 149,657	149,657
Warrants, Total Amount		4,104
Forward Purchase Agreement- Liabilities, Total Amount		13,306
Forward Purchase Agreement- Assets, Total Amount		$ 42,502